Bank credit lines, loan facilities and notes - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	May 08, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 26, 2025	May 02, 2023	Jul. 01, 2021
Debt Instrument [Line Items]
Transaction related financing costs,		$ 5,980	$ 23,533	$ 16,402
Estimated fair value of debt		3,500,100	3,469,200	3,793,500
PRA Health Sciences, Inc
Debt Instrument [Line Items]
Transaction related financing costs,		$ 6,000	$ 23,500	$ 16,400
The New Notes | Senior Subordinated Notes
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 2,000,000
Debt discount paid	6,800
Senior Secured Notes (the "2027 Notes") | Senior Subordinated Notes
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 750,000
Debt instrument, interest rate (in percent)	5.809%	5.809%	5.809%	0.00%
Debt instrument, discount rate on underwriting (in percent)	0.00250
Senior Secured Notes (the "2029 Notes") | Senior Subordinated Notes
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 750,000
Debt instrument, interest rate (in percent)	5.849%	5.849%	5.849%	0.00%
Debt instrument, discount rate on underwriting (in percent)	0.00350
Senior Secured Notes (the "2034 Notes") | Senior Subordinated Notes
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 500,000
Debt instrument, interest rate (in percent)	6.00%	6.00%	6.00%	0.00%
Debt discount paid	$ 500
Debt instrument, discount rate on underwriting (in percent)	0.00450
Debt instrument, redemption price, percentage of principal amount redeemed	99.896%
Senior Secured Term Loan | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		0.50%
Senior Secured Term Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		2.00%
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, principal amount							$ 5,515,000
Debt instrument, interest rate (in percent)		5.672%	6.329%	7.86%			1.00%
Accelerated charge on repayments		$ 0	$ 16,900	$ 7,900
Senior Secured Revolving Loan Facility
Debt Instrument [Line Items]
Long-term debt, term					7 years		5 years
Senior Secured Revolving Loan Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable Rate Component Two | Standard & Poor's, BB Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		1.35%
Senior Secured Revolving Loan Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable Rate Component Two | Standard & Poor's, BB+ Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		1.00%
Senior Secured Revolving Loan Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable Rate Component Two | Standard & Poor's, BBB- Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		0.75%
Senior Secured Revolving Loan Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable Rate Component Two | Standard & Poor's, BBB Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		0.55%
Senior Secured Revolving Loan Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable Rate Component Two | Standard & Poor's, BBB+ Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		0.40%
Senior Secured Revolving Loan Facility | Base rate | Maximum | Variable Rate Component One
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		0.35%
Senior Secured Revolving Loan Facility | Base rate | Minimum | Variable Rate Component One
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		0.00%
Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)		0.00%	0.00%	6.72%
Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 500,000	$ 300,000
Senior Secured Credit Facility and Senior Secured Notes | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt discount paid							27,600
Senior Secured Notes (the “2026 Notes”) | Senior Subordinated Notes
Debt Instrument [Line Items]
Debt instrument, principal amount							$ 500,000
Debt instrument, interest rate (in percent)		2.875%	2.875%	2.875%			2.875%